787 Seventh Avenue
New York, NY 10019-6099
Tel: 212 728 8000
Fax: 212 728 8111

March 2, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:                              Credit Suisse Trust
File Nos. 333-58125, 811-07261
Post-Effective Amendment No. 29

Ladies and Gentlemen:

On behalf of Credit Suisse Trust (the “Trust”), I hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 29 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”), which, pursuant to Section 310 of Regulation S-T, has been tagged to indicate the changes from the previous amendment to the Registration Statement, filed on April 16, 2008.

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act and will become effective automatically 60 days after filing.

The Amendment reflects a change to the principal investment strategies of seven series of the Trust (the “Portfolios”), previously disclosed in a supplement dated February 24, 2009 to each Portfolio’s prospectus and statement of additional information.

On or about May 1, 2009, each Portfolio’s investment strategy will change to a “flexible 130/30” strategy whereby each Portfolio generally will hold (i) long positions, either directly or through derivatives, in an amount up to approximately 130% of its net assets and (ii) short positions, either directly or through derivatives, in an amount up to approximately 30% of its net assets.  Each of the Small Cap Core I Portfolio, Large Cap Value Portfolio, Mid-Cap Core Portfolio and Blue Chip Portfolio (collectively, the “U.S. Portfolios”) will invest, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. companies.  Each of the International Focus Portfolio, Global Small Cap Portfolio and Emerging Markets Portfolio (collectively, the “International Portfolios”) will invest, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of foreign

NEW YORK    WASHINGTON    PARIS    LONDON    MILAN    ROME    FRANKFURT    BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh

companies.  Each of the U.S. Portfolios will consist of securities of companies included within the Russell 3000 Index and each of the International Portfolios will consist of securities of companies included within the MSCI EAFE Index.

Each of the Portfolios will follow an approach that uses quantitative portfolio management techniques for securities selection; each of the U.S. Portfolios currently uses such an approach.  Each Portfolio’s portfolio manager will select securities for the Portfolio using proprietary quantitative models, which are designed to:

•

forecast the expected relative return of stocks by analyzing a number of fundamental factors, including a company’s relative valuation, use of capital, balance sheet quality, profitability, realized and expected growth potential and earnings and price momentum,

•

identify stocks that are likely to suffer declines in price if market conditions deteriorate and either limit the Portfolio’s overall long exposure or increase the Portfolio’s overall short exposure to such low quality stocks, and

•	help determine the Portfolio’s relative exposure to different industry sectors by analyzing sector performance under different market scenarios.

Using the new investment strategies, each Portfolio’s portfolio manager will apply the proprietary quantitative models to companies that are represented in the relevant benchmark, as well as other companies that it deems to have similar characteristics to the companies included in the benchmark. Each Portfolio normally will be managed by both overweighting and underweighting and selling short securities relative to the applicable benchmark, using the proprietary quantitative models discussed above and based on the expected return and the risks associated with individual securities considered relative to the Portfolio as a whole, among other characteristics. In general, each Portfolio will seek to maintain investment attributes that are similar to those of the applicable benchmark. Each Portfolio may invest in equity securities without regard to market capitalization.

Each Portfolio will hold long and short positions in varying amounts. Each Portfolio intends to maintain an approximate net 100% long exposure to the equity market (i.e., long market value minus short market value). The long and short positions held by each Portfolio may vary over time depending on the relative performance of the Portfolio’s securities selections and the availability of attractive investment opportunities. In times of unusual or adverse market, economic or political conditions, a Portfolio’s long positions may be closer to 100% and/or its short positions may be closer to 0% of its net assets.

In conjunction with the change of investment strategy, the investment goal of each U.S. Portfolio will change to capital growth and the investment goal of each International Portfolio will change to capital appreciation.

Additionally, as a result of the change of investment strategy, each Portfolio’s name will change as set out in the table below:

2

Current Name	New Name
Small Cap Core I Portfolio	U.S. Equity Flex I Portfolio
Large Cap Value Portfolio	U.S. Equity Flex II Portfolio
Mid-Cap Core Portfolio	U.S. Equity Flex III Portfolio
Blue Chip Portfolio	U.S. Equity Flex IV Portfolio
International Focus Portfolio	International Equity Flex I Portfolio
Global Small Cap Portfolio	International Equity Flex II Portfolio
Emerging Markets Portfolio	International Equity Flex III Portfolio

The term “Flex” in each Portfolio’s name refers to the ability of the Portfolio to vary from 100% to 130% its long positions and to vary from 0% to 30% its short positions, based on market conditions. While each Portfolio intends to utilize short exposure, under certain conditions, it may be entirely long.

The prospectus and statement of additional information for each Portfolio has been revised to reflect the new investment strategies and related changes, including the addition of certain risk factors related to the new investment strategies.

Should members of the staff of the Securities and Exchange Commission have any questions or comments concerning the Amendment, they should call the undersigned at (212) 728-8138 or Rose F. DiMartino of this office at (212) 728-8215.

Sincerely,

/s/Elliot J. Gluck
Elliot J. Gluck

Enclosure

cc:	J. Kevin Gao, Esq.
Rose F. DiMartino, Esq.